Leases - Right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Net book value at beginning of the year	£ 228	£ 218
Exchange differences	3	(3)
Additions	138	91
Disposals		(2)
Acquisition of companies and businesses	199	8
Impairment charge	(17)
Depreciation charge	(89)	(78)
Reclassification to property, plant and equipment	(8)	(6)
Net book value at end of the year	454	228
Acquisitions	200	2
Impaired right-of-use assets
Leases
Recoverable amount	£ 25
Discount rate	6.00%
Land and buildings
Leases
Net book value at beginning of the year	£ 94	96
Exchange differences		(2)
Additions	69	33
Disposals		(1)
Acquisition of companies and businesses	79	5
Impairment charge	(17)
Depreciation charge	(43)	(37)
Net book value at end of the year	182	94
Vehicles
Leases
Net book value at beginning of the year	132	120
Exchange differences	3	(1)
Additions	69	56
Disposals		(1)
Acquisition of companies and businesses	120	3
Depreciation charge	(45)	(39)
Reclassification to property, plant and equipment	(8)	(6)
Net book value at end of the year	271	132
Other equipment
Leases
Net book value at beginning of the year	2	2
Additions		2
Depreciation charge	(1)	(2)
Net book value at end of the year	£ 1	£ 2